Annual Total Returns - Fidelity® Emerging Markets Index Fund [BarChart] - 10.31 Fidelity International Index Funds Combo PRO-16 - Fidelity® Emerging Markets Index Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Sep. 08, 2011
Fidelity Emerging Markets Index Fund
Bar Chart Table:
Annual Return 2012	17.62%
Annual Return 2013	(4.69%)
Annual Return 2014	0.59%
Annual Return 2015	(15.84%)
Annual Return 2016	11.26%
Annual Return 2017	37.65%
Annual Return 2018	(14.63%)
Annual Return 2019	18.26%
Annual Return 2020	17.82%